Oil and Gas Sales (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of geographical areas [abstract]
Disclosure of disaggregation of revenue from contracts with customers
The following table reconciles oil and gas sales by country:

($ millions) (1)	2024	2023
Canada
Crude oil and condensate sales	3,741.9	3,082.5
NGL sales	235.6	180.2
Natural gas sales (2)	293.8	236.3
Total Canada	4,271.3	3,499.0
U.S.
Crude oil and condensate sales	—	569.6
NGL sales	—	27.0
Natural gas sales	—	16.3
Total U.S. (3)	—	612.9
Total oil and gas sales	4,271.3	4,111.9
(1)Oil and gas sales are reported before realized derivatives.
(2)During the year ended December 31, 2024, natural gas sales include $52.6 million related to Canadian production sold into U.S. pricing markets through the Company's U.S. legal entity (year ended December 31, 2023 - $7.4 million).
(3)Discontinued operations.